ADVANCES FROM THE FEDERAL HOME LOAN BANK - Savings Bank's investment in federal home loan bank stock (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank	$ 19,261	$ 24,314
Federal Home Loan Bank Of Cincinnati
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank	19,261	24,314
Advances from the Federal Home Loan Bank, Interest rate, weighted-average interest rate	3.64%	3.64%
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 3.13%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2013
Advances from the Federal Home Loan Bank, Interest rate	3.13%
Advances from the Federal Home Loan Bank		147
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 1.50% - 4.84%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2014
Advances from the Federal Home Loan Bank, Interest rate, range from	1.50%
Advances from the Federal Home Loan Bank, Interest rate, range to	4.84%
Advances from the Federal Home Loan Bank	997	1,669
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 4.31% - 5.36%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2015
Advances from the Federal Home Loan Bank, Interest rate, range from	4.31%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.36%
Advances from the Federal Home Loan Bank	1,733	3,000
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 4.07% - 5.25%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2016
Advances from the Federal Home Loan Bank, Interest rate, range from	4.07%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.25%
Advances from the Federal Home Loan Bank	10,501	10,724
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 5.27% - 5.35%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2017
Advances from the Federal Home Loan Bank, Interest rate, range from	5.27%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.35%
Advances from the Federal Home Loan Bank	672	1,009
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 1.38% - 4.18%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2018
Advances from the Federal Home Loan Bank, Interest rate, range from	1.38%
Advances from the Federal Home Loan Bank, Interest rate, range to	4.18%
Advances from the Federal Home Loan Bank	2,092	3,062
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 1.81%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2020
Advances from the Federal Home Loan Bank, Interest rate	1.81%
Advances from the Federal Home Loan Bank	$ 3,266	$ 4,703